RELATED PARTY TRANSACTIONS (Details 4) - Share	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Beginning of the year	26,826,063
Outstanding at year end	25,216,490		26,826,063
Directors | Geoffrey Kempler
Disclosure of transactions between related parties [line items]
Beginning of the year	4,000,000		4,000,000		4,000,000
Granted as Remuneration	5,000,000		0		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	(4,000,000)		0		0
Options Forfeited	0		0		0
Net Change Other			0		0
Options Vested			0		0
Outstanding at year end	5,000,000		4,000,000		4,000,000
Total Vested and Exercisable	5,000,000		4,000,000		4,000,000
Total Unvested	0		0		0
Directors | Lawrence Gozlan
Disclosure of transactions between related parties [line items]
Beginning of the year	1,000,000		1,000,000		1,000,000
Granted as Remuneration	1,250,000		0		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	(1,000,000)		0
Options Forfeited	0		0		0
Net Change Other			0		0
Options Vested			0		0
Outstanding at year end	1,250,000		1,000,000		1,000,000
Total Vested and Exercisable	1,250,000		1,000,000		1,000,000
Total Unvested	0		0		0
Directors | Brian Meltzer
Disclosure of transactions between related parties [line items]
Beginning of the year	1,000,000		1,000,000		1,000,000
Granted as Remuneration	1,250,000		0		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	(1,000,000)		0
Options Forfeited	0		0		0
Net Change Other			0		0
Options Vested			0		0
Outstanding at year end	1,250,000		1,000,000		1,000,000
Total Vested and Exercisable	1,250,000		1,000,000		1,000,000
Total Unvested	0		0		0
Directors | George Mihaly
Disclosure of transactions between related parties [line items]
Beginning of the year	1,000,000		1,000,000		1,000,000
Granted as Remuneration	1,250,000		0		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	(1,000,000)		0
Options Forfeited	0		0		0
Net Change Other			0		0
Options Vested			0		0
Outstanding at year end	1,250,000		1,000,000		1,000,000
Total Vested and Exercisable	1,250,000		1,000,000		1,000,000
Total Unvested	0		0		0
Directors | Peter Marks
Disclosure of transactions between related parties [line items]
Beginning of the year	1,000,000		1,000,000		1,000,000
Granted as Remuneration	1,250,000		0		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	(1,000,000)		0
Options Forfeited	0		0		0
Net Change Other			0		0
Options Vested			0		0
Outstanding at year end	1,250,000		1,000,000		1,000,000
Total Vested and Exercisable	1,250,000		1,000,000		1,000,000
Total Unvested	0		0		0
Directors | Ira Shoulson
Disclosure of transactions between related parties [line items]
Beginning of the year	0		0		0
Granted as Remuneration	0		0		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	0		0
Options Forfeited	0		0		0
Net Change Other			0		0
Options Vested			0		0
Outstanding at year end	0		0		0
Total Vested and Exercisable	0		0		0
Total Unvested	0		0		0
Executives | Dianne Angus
Disclosure of transactions between related parties [line items]
Beginning of the year	2,360,000	[1]	1,317,819		1,317,819
Granted as Remuneration	0	[1]	1,200,000		0
Number of share options exercised in share-based payment arrangement	0	[1]	0		0
Options Expired	0	[1]	(157,819)
Options Forfeited	(2,360,000)	[1]	0		0
Net Change Other			0		0
Options Vested			0		0
Outstanding at year end	0	[1]	2,360,000	[1]	1,317,819
Total Vested and Exercisable	0	[1]	1,160,000		1,317,819
Total Unvested	0	[1]	1,200,000		0
Executives | Kathryn Andrews
Disclosure of transactions between related parties [line items]
Beginning of the year	500,000		0		0
Granted as Remuneration	0		500,000		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	0		0
Options Forfeited	0		0		0
Net Change Other			0		0
Options Vested	500,000		0		0
Outstanding at year end	500,000		500,000		0
Total Vested and Exercisable	500,000		0		0
Total Unvested	0		500,000		0
Executives | Dr. David Stamler
Disclosure of transactions between related parties [line items]
Beginning of the year	4,000,000		0
Granted as Remuneration	0		4,000,000
Number of share options exercised in share-based payment arrangement	0		0
Options Expired	0		0
Options Forfeited	0		0
Net Change Other			0
Options Vested	4,000,000		0
Outstanding at year end	4,000,000		4,000,000		0
Total Vested and Exercisable	4,000,000		0
Total Unvested	0		4,000,000
Directors and Executives
Disclosure of transactions between related parties [line items]
Beginning of the year	14,860,000		9,317,819		9,317,819
Granted as Remuneration	10,000,000		5,700,000		0
Number of share options exercised in share-based payment arrangement	0		0		0
Options Expired	(8,000,000)		(157,819)
Options Forfeited	(2,360,000)		0		0
Net Change Other			0		0
Options Vested	4,500,000		0		0
Outstanding at year end	14,500,000		14,860,000		9,317,819
Total Vested and Exercisable	14,500,000		9,160,000		9,317,819
Total Unvested			5,700,000		0

[1]	Ms Angus resigned effective October 10, 2017.